Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2025
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

Note 15 — Related party balances and transactions

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Related Party Name	Relationship to the Company
Springview Contracts Pte. Ltd.	Controlled by executive director and shareholder, Ms. Lee Siew Yian and shareholder, Mr. Heng Kong Chuan
GGL Enterprises Pte. Ltd.	Controlled by CEO and shareholder, Mr. Wang Zhuo, and shareholder, Mr. Heng Kong Chuan
Mr. Heng Kong Chuan	Shareholder and spouse of executive director, Ms. Lee Siew Yian
China International Corporate Management	Controlled by CEO and shareholder, Mr. Wang Zhuo

a. Accounts receivable due from a related party

	As of	As of June 30,
Related Party Name	December 31, 2024	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Springview Contracts Pte. Ltd.	19,901	-	-
Total	19,901	-	-

b. Amount due to related parties

	As of	As of June 30,
Related Party Name	December 31, 2024	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Mr. Heng Kong Chuan	(85,350)	(309,534)	(243,364)
China International Corporate Management	(969,247)	(986,646)	(775,726)
Total	(1,054,597)	(1,296,180)	(1,019,090)

As of June 30, 2025, the accounts receivable due from Springview Contracts Pte. Ltd. has been fully collected.

During the year ended December 31, 2024 and the six months ended June 30, 2025, the Company received repayment of S$125,941 and S$19,901 ($15,647) from Springview Contracts Pte. Ltd., respectively.

During the year ended December 31, 2024 and the six months ended June 30, 2025, the Company received proceeds from Mr. Heng Kong Chuan S$65,449 and S$224,184 ($176,259), respectively.

During the year ended December 31, 2024 and the six months ended June 30, 2025, the Company received proceeds of S$384,919 and S$17,399 ($13,680) from China International Corporate Management, respectively.

c. Related party transactions

		For the six months ended June 30,
Nature	Name	2024 (Unaudited)	2025 (Unaudited)	2025 (Unaudited)
		S$	S$	$
Collection of accounts receivable due from Springview Contracts Pte. Ltd	Springview Contracts Pte. Ltd.(1)	—	19,901	15,647
Interior design service subcontracting cost provided by GGL Enterprises Pte. Ltd.	GGL Enterprises Pte. Ltd.	—	15,000	11,793
(1)	Springview Contracts Pte. Ltd. engaged the Company to provide construction services for projects under Springview Contracts Pte. Ltd. The total charges are computed and issued as sales invoices to Springview Contracts Pte. Ltd. by the Company at the end of each fiscal year, which resulted in accounts receivable and amounts due from Springview Contracts Pte. Ltd. Such receivables are due within 120 days. As of June 30, 2025, no receivables are considered past due.

As of June, 2025, Mr. Zhuo Wang, via China International Corporate Management which is under his control, has provided financial support amounting to S$986,646 ($775,726) for payment of expenses incurred for IPO and accrued interest under this financial support letter.

The Company signed an agreement with Mr. Heng Kong Chuan on August 1st, 2024, under which Mr. Heng Kong Chuan would provide the company with an interest-free working capital loan facility not exceeding S$1,500,000 till July 30, 2025. As of June 30, 2025, the company had borrowed a total of S$594,155 from Mr. Heng Kong Chuan.